SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	$ 36,672,512	$ 38,635,635	$ 24,233,463
(Loss) income from operations		(1,608,562)	(197,698)	(3,165,637)
Corporate other income (loss), net		261,621	552,058	3,201,613
Corporate interest income		2,241	2,100	7,956
Interest expense		(460,544)	(580,630)	(556,434)
(Loss) before income taxes		(1,805,244)	(224,170)	(512,502)
Income tax expense		(14,143)	(7,980)	(69,869)
Net (loss) from continuing operations		(1,819,387)	(232,150)	(582,371)
Net (loss) income from discontinued operations			(465,791)	(6,499,276)
Net (loss)		(1,819,387)	(697,941)	(7,081,647)
Less: Loss (income) attributable to the non-controlling interest
Net Income (Loss)		(1,819,387)	(697,941)	(7,081,647)	[2]
Non-cash compensation		956,400	1,564,000	23,100
Depreciation and amortization		2,006,996	2,516,573	3,543,931
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		4,065,699	1,413,216	645,493
Inventory obsolescence provision		(14,310)	(53,314)
Total assets		35,128,745	32,826,314
TIT Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	85,145	214,980	235,128
(Loss) income from operations		(87,794)	(110,113)	(617,180)
Depreciation and amortization		13,085	43,832	44,678
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		3,996	6,097	(43,741)
Inventory obsolescence provision		913	2,753
Total assets		84,501	131,137
CBT Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	36,587,367	38,420,655	23,998,335
(Loss) income from operations		453,726	2,838,305	(181,454)
Depreciation and amortization		1,993,911	2,472,741	3,499,253
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		4,061,703	1,407,119	689,234
Inventory obsolescence provision		(15,223)	(56,067)	63,716
Total assets		34,261,293	31,384,549
Corporate and Others [Member]
Segment Reporting Information [Line Items]
(Loss) income from operations	[3]	(1,974,494)	(2,925,890)	(2,367,003)
Non-cash compensation		956,400	1,564,000	23,100
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers
Total assets		$ 782,951	$ 1,310,628

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[3]	Includes non-cash compensation, professional fees and consultancy fees for the Company.